Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value beginning	$ 125,000	$ 103,000
Change in fair value	1,370,000	22,000
Fair value ending	2,105,000	125,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrant [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Issuance of warrant	610,000
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value beginning	0
Initial measurement on January 19, 2021	3,272,500
Change in valuation inputs or other assumptions	192,500
Transfers to Level 1	0
Fair value ending	3,465,000	0
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value beginning	0
Initial measurement on January 19, 2021	11,902,500
Change in valuation inputs or other assumptions	(2,898,000)
Transfers to Level 1	(9,004,500)
Fair value ending	0	0
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value beginning	0
Initial measurement on January 19, 2021	15,175,000
Change in valuation inputs or other assumptions	(2,705,500)
Transfers to Level 1	(9,004,500)
Fair value ending	$ 3,465,000	$ 0